Related Party Transactions - Summary of Detailed Information about Key Managerial Personnel Compensation (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Directors remuneration [Member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits and fees	£ 1.4	£ 2.9	£ 1.6	£ 1.6
Post-employment benefits	0.0	0.1	0.1	0.1
Share-based payments	0.7	4.8	1.8	1.6
Total amounts received in cash	2.1	7.8	3.5	3.3
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits and fees	2.4	5.0	4.3	4.3
Post-employment benefits	0.1	0.1	0.2	0.2
Share-based payments	0.8	8.2	2.3	2.1
Total amounts received in cash	£ 3.3	£ 13.3	£ 6.8	£ 6.6